UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2005

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Pennsylvania
Municipal Money
Market Fund

ANNUAL REPORT September 30, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Information About the Review and Approval
of the Fund's Management Agreement
29	Board Members Information
31	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Pennsylvania
Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Pennsylvania Municipal Money Market Fund covers the 12-month period from October 1, 2004, through September 30, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bill Vasiliou.

The Federal Reserve Board (the "Fed") continued to raise short-term interest rates steadily and gradually over the past year in its ongoing effort to move away from its previously accommodative monetary policy. As short-term interest rates climbed, so did yields of tax-exempt money market instruments. At the same time, money market funds continued to meet investors' needs for liquidity and stability of principal.

Although recent events — including sharply higher gasoline and energy prices, and Hurricane Katrina — have added a degree of uncertainty to the economic outlook, most economists currently believe that the Fed is likely to continue to raise short-term interest rates over the near term until they reach a level that neither stimulates nor restricts economic activity.As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation October 17, 2005

DISCUSSION OF FUND PERFORMANCE

Bill Vasiliou, Portfolio Manager

How did Dreyfus Pennsylvania Municipal Money Market Fund perform during the period?

For the 12-month period ended September 30, 2005, the fund produced a yield of 1.50% .Taking into account the effects of compounding, the fund also produced an effective yield of 1.51% .1

Money market yields climbed steadily over the reporting period as the Federal Reserve Board (the "Fed") continued to raise the overnight federal funds rate at each of four meetings of its Federal Open Market Committee ("FOMC").

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and Pennsylvania state income taxes.The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing the fund's investment approach, we normally employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal and Pennsylvania state income taxes. Second, we actively manage the fund's weighted average maturity in anticipation of what we believe are interest-rate trends and supply-and-demand changes in Pennsylvania's short-term municipal marketplace while anticipating the liquidity needs of the fund.

For example, if we expect an increase in short-term supply, we may reduce the fund's weighted average maturity, which should better position the fund to purchase new securities with higher yields, if

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

higher yields materialize.Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range and tend to lengthen the fund's weighted average maturity. If we anticipate limited new-issue supply, we may extend the fund's weighted average maturity to maintain prevailing yields for as long as we deem appropriate. At other times, we typically try to maintain a weighted average maturity that reflects our view of short-term interest-rate trends, liquidity needs and future supply-and-demand projections.

What other factors influenced the fund's performance?

In response to relatively robust economic growth — including rising corporate and consumer spending and a gradually improving labor market — the Fed raised short-term interest rates at each meeting of the FOMC during the reporting period, driving the overnight federal funds rate from 1.75% to 3.75% . As short-term interest rates moved steadily higher, so did tax-exempt money market yields.

The fund also was influenced by a relatively strong credit environment in Pennsylvania.The state's recent economic problems have shown signs of improvement, including renewed employment growth in the service sector. The state's track record of sound financial management has continued to limit the supply of newly issued short-term debt securities, while investor demand has remained relatively robust, including demand for tax-exempt securities from non-traditional investors attracted to high after-tax yields relative to comparable taxable securities. These supply-and-demand factors put downward pressure on money market yields.

In an attempt to maintain liquidity and keep funds available for higher-yielding municipal instruments as they became available, we maintained our focus on municipal securities with maturities in the three- to nine-month range. However, most money market funds also have focused on shorter-term instruments, and during the reporting period the industry's weighted average maturity fell to the shortest point on record. In this environment, we maintained the fund's weighted average maturity for much of the reporting period in a range that was modestly longer than industry averages.This strategy allowed us to capture higher yields than were offered by tax-exempt variable-rate demand notes on which yields are reset daily or weekly.

To achieve this position, we found relatively attractive yields from tax-exempt commercial paper, municipal notes and insured municipal bonds with maturities between three and nine months.2 This strategy helped us avoid locking in yields of one-year municipal notes in the rising interest-rate environment. In addition, we created a "laddered" portfolio of the fund's holdings, helping to ensure that proceeds from maturing securities would be available for reinvestment should short-term yields continue to rise. This strategy seeks to strike a balance between the fund's ability to capture potential investment opportunities while ensuring that a disproportionate amount of securities will not mature during a time of unusually low reinvestment rates.

What is the fund's current strategy?

While recent data suggest that the U.S. economy continues to grow at a sustained pace, the Gulf Coast hurricanes and soaring energy prices have added a degree of uncertainty to the economic outlook. Nonetheless, we expect the Fed to continue to raise short-term interest rates at upcoming FOMC meetings, and we therefore believe that a cautious approach is warranted. By maintaining a "laddered" portfolio structure in which securities mature at regular intervals, the fund should continue to have the liquidity it needs to capture higher yields should they continue to rise. Of course, we are prepared to revise our strategies as market conditions change.

October 17, 2005

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
[2]	Insurance on individual portfolio securities extends to the repayment of principal and the payment of interest in the event of default. It does not extend to the market value of the portfolio securities or the value of the fund's shares.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Pennsylvania Municipal Money Market Fund from April 1, 2005 to September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2005

Expenses paid per $1,000 †	$ 3.07
Ending value (after expenses)	$1,009.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2005

Expenses paid per $1,000 †	$ 3.09
Ending value (after expenses)	$1,022.01

† Expenses are equal to the fund's annualized expense ratio of .61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS September 30, 2005
	Principal
Tax Exempt Investments—101.0%	Amount ($)		Value ($)

Allegheny County Hospital Development Authority,
Health and Hospital Revenue
(UPMC Health System)
5.08%, 7/1/2006 (Insured; MBIA)	1,085,000		1,104,302
Allegheny County Industrial Development Authority, Revenue:
Healthcare Facilities
(Residential Rental Development)
2.80% (LOC; Wachovia Bank)	1,100,000	[a]	1,100,000
Industrial:
(Sewickley Academy) 2.83% (LOC; PNC Bank)	755,000	[a]	755,000
(Watson Rhenania) 2.85% (LOC; PNC Bank)	720,000	[a]	720,000
Berks County Industrial Development Authority,
Industrial Revenue:
(Beacon Container Corp. Project)
2.90% (LOC; Wachovia Bank)	815,000	[a]	815,000
(Fleetwood Industries Business Trust)
2.85% (LOC; First Tennessee Bank)	2,445,000	[a]	2,445,000
(Ram Industries Inc.)
2.85% (LOC; PNC Bank)	2,800,000	[a]	2,800,000
Bucks County Industrial Development Authority, Revenue
(Christian Life Center) 2.85% (LOC; Wachovia Bank)	1,700,000	[a]	1,700,000
Butler County Industrial Development Authority,
Economic Development Revenue (Butler County
Family YMCA) 2.73% (LOC; National City Bank)	6,500,000	[a]	6,500,000
Chester County, Revenue
2.85% (LOC; PNC Bank)	1,600,000	[a]	1,600,000
Chester County Industrial Development Authority:
Revenue (Delaware Valley Friends School)
2.80% (LOC; Wachovia Bank)	410,000	[a]	410,000
Student Housing Revenue
(University Student Housing LLC Project)
2.80% (LOC; Citizens Bank of Pennsylvania)	4,000,000	[a]	4,000,000
Council Rock School District, GO Notes
2.94%, 11/15/2005	165,000		165,066
Dauphin County Industrial Development Authority,
Revenue (WITF Inc. Project)
2.69% (LOC; Citizens Bank of Pennsylvania)	5,000,000	[a]	5,000,000
Delaware County Authority,
Healthcare Facilities Revenue (Catholic Health East)
5.16%, 11/15/2005 (Insured; AMBAC)	500,000		501,872

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Delaware County Industrial Development Authority:
CP (Exelon Generation Co.) 2.55%, 11/9/2005
(LOC; Wachovia Bank)	4,235,000		4,235,000
Industrial Revenue (Astra Foods Inc. Project)
2.90% (LOC; Wachovia Bank)	4,000,000	[a]	4,000,000
Delaware River Port Authority of Pennsylvania
and New Jersey (Port District Project)
4.81%, 1/1/2006 (Insured; FSA)	115,000		115,668
East Hempfield Township Industrial Development Authority,
Healthcare Facilities Revenue
(The Mennonite Home Project)
2.86% (LOC; M&T Bank)	2,300,000	[a]	2,300,000
East Pennsylvania School District,
GO Notes 2.96%, 12/15/2005 (Insured; FSA)	150,000		150,088
Franklin County Industrial Development Authority, Revenue:
(James and Donna Martin Project)
2.90% (LOC; Wachovia Bank)	215,000	[a]	215,000
(Loudon Industries Inc. Project)
2.95% (LOC; M&T Bank)	1,300,000	[a]	1,300,000
Hampden Industrial Development Authority, Revenue
(Pennsylvania Pipe Project) 2.90% (LOC; Wachovia Bank)	530,000	[a]	530,000
Kutztown Area School District, GO Notes
2.95%, 3/15/2006 (Insured; FGIC)	250,000		250,633
Lancaster County Hospital Authority,
Healthcare Facilities Revenue
(Lancaster General Hospital Project)
2.90% (LOC; Fulton Bank)	7,400,000	[a]	7,400,000
Lancaster Industrial Development Authority:
EDR
(Purple Cow Partners LLC Project)
2.85% (LOC; First Tennessee Bank)	2,500,000	[a]	2,500,000
Industrial Revenue
(Snavely's Mill Project) 2.95% (LOC; Fulton Bank)	3,240,000	[a]	3,240,000
Lehigh County, GO Notes
3.92%, 11/15/2005 (Insured; MBIA)	200,000		200,289
Lehigh County Industrial Development Authority,
Industrial Revenue (Prior Coated Metals)
3% (LOC; Wachovia Bank)	770,000	[a]	770,000
Lower Moreland Township School District, GO Notes
2.94%, 2/15/2006 (Insured; MBIA)	150,000		150,329

8

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Montgomery County Industrial Development Authority:
CP (Exelon Co. Project):
Electric Revenue:
2.50%, 10/11/2005 (LOC; Wachovia Bank)	7,000,000		7,000,000
2.62%, 10/11/2005 (LOC; Wachovia Bank)	10,000,000		10,000,000
2.65%, 11/10/2005
(LOC; Banque Nationale de Paris)	6,000,000		6,000,000
PCR 2.75%, 12/14/2005
(LOC; Banque Nationale de Paris)	5,000,000		5,000,000
Health, Hospital and Nursing Home Revenue
(Independent Support System Project)
2.85% (LOC; Wachovia Bank)	150,000	[a]	150,000
Industrial Revenue:
(Girl Scouts of Southeastern Pennsylvania)
2.85% (LOC; Wachovia Bank)	200,000	[a]	200,000
(Jadko Project)
2.90% (LOC; Wachovia Bank)	500,000	[a]	500,000
(Recigno Laboratories)
2.90% (LOC; Wachovia Bank)	1,000,000	[a]	1,000,000
Moon Industrial Development Authority,
Community Facilities Revenue (YMCA Greater
Pittsburgh Project) 2.78% (LOC; PNC Bank)	2,240,000	[a]	2,240,000
Neshaminy School District, GO Notes
5.09%, 2/15/2006 (Insured; FGIC)	500,000		504,936
New Kensington Arnold School District, GO Notes
3.89%, 5/15/2006 (Insured; FSA)	415,000		418,145
North Hampton County Industrial Development Authority,
Industrial Revenue:
(Reale Associates Project)
2.90% (LOC; Wachovia Bank)	1,995,000	[a]	1,995,000
(S & L Plastics Project) 2.89% (LOC; Bank of America)	2,750,000	[a]	2,750,000
North Wales Water Authority, Water Revenue
4.40%, 11/1/2005 (Insured; FGIC)	100,000		100,144
Penn Hills Municipality, GO Notes
4.91%, 12/1/2005 (Insured; AMBAC)	100,000		100,392
Pennsylvania
GO Notes:
4.92%, 11/15/2005 (Insured; AMBAC)	475,000		476,731
4.84%, 1/1/2006 (Insured; MBIA)	225,000		226,274
5.34%, 1/15/2006 (Insured; MBIA)	1,500,000		1,511,749

The Fund 9

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Pennsylvania (continued)
GO Notes (continued):
(Putters Program) 2.79%
(Liquidity Facility; JPMorgan Chase Bank)	7,100,000	[a]	7,100,000
Refunding:
4.87%, 10/1/2005	485,000		485,075
5.18%, 11/15/2005 (Insured; FGIC)	450,000		451,536
5.86%, 2/1/2006	200,000		202,098
Revenue 2.81% (Liquidity Facility;
JPMorgan Chase Bank)	900,000	[a]	900,000
Pennsylvania Economic Development Financing Authority:
2.85% (LOC; PNC Bank)	500,000	[a]	500,000
EDR:
(Edward C Ford) 2.85% (LOC; PNC Bank)	400,000	[a]	400,000
(Premium Molding Project) 2.85% (LOC; PNC Bank)	1,000,000	[a]	1,000,000
Exempt Facilities Revenue (York Water Co. Project)
2.85% (Insured; XLCA and Liquidity Facility; PNC Bank)	4,975,000	[a]	4,975,000
Industrial Revenue:
(Material Technology and Logistics)
2.85% (LOC; Wachovia Bank)	530,000	[a]	530,000
(Westrum Harleysville II Project)
2.80% (LOC; FHLB)	1,000,000	[a]	1,000,000
RRR 2.82% (Insured; AMBAC and
Liquidity Facility; Citibank)	2,500,000	[a]	2,500,000
SWDR (Waste Management Inc.) 2.82%
(Liquidity Facility; Lloyds TSB Bank PLC
and Merrill Lynch)	4,495,000	[a]	4,495,000
Pennsylvania Higher Educational Facilities Authority:
College and University Revenue:
4.89%, 6/15/2006 (Insured; AMBAC)	1,150,000		1,168,218
(Philadelphia College of Textiles and Science)
5.23%, 2/1/2006 (Insured; MBIA)	100,000		100,741
(University of Sciences in Philadelphia)
2.95%, 11/1/2005 (Insured; XLCA)	615,000		615,411
Student Housing Revenue (Washington and
Jefferson Development) 2.79%
(LOC; Unicredito Italiano SPA)	8,000,000	[a]	8,000,000

10

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Pennsylvania Intergovernmental Cooperative Authority,
Special Tax Revenue
(Philadelphia Funding Project):
4.91%, 6/15/2006 (Insured; FGIC)	100,000		101,482
5.87%, 6/15/2006 (Insured; FGIC)	150,000		153,357
Philadelphia:
Airport Revenue
2.83% (Insured; MBIA and
Liquidity Facility; Merrill Lynch)	1,000,000	[a]	1,000,000
GO Notes, TRAN 4%, 6/30/2006	6,415,000		6,471,648
Water and Wastewater Revenue,
5.40%, 6/15/2006 (Insured; AMBAC and
Liquidity Facility; KBC Bank)	175,000		178,161
Philadelphia Authority for Industrial Development, IDR:
(David Michael and Co.Inc.)
2.85% (LOC; Wachovia Bank)	590,000	[a]	590,000
(I Rice Associates LP Project)
2.90% (LOC; Wachovia Bank)	350,000	[a]	350,000
Philadelphia Municipal Authority, LR
4.87%, 5/15/2006 (Insured; FSA)	1,000,000		1,013,961
Philadelphia School District, GO Notes, Refunding
4.87%, 10/1/2005 (Insured; MBIA)	1,115,000		1,115,176
Philipsburg-Osceola Area School District, GO Notes
2.94%, 10/15/2005 (Insured; FSA)	125,000		125,037
Pittsburgh, GO Notes, Refunding
5.97%, 3/1/2006 (Insured; MBIA)	1,100,000		1,114,693
Pittsburgh and Allegheny County Sports and
Exhibition Authority, GO Notes (Auditorium)
3.95%, 12/15/2005 (Insured; FSA)	500,000		501,295
Roaring Fork Municipal Products LLC
2.90% (Insured; MBIA and Liquidity
Facility; Bank of New York)	10,870,000		10,870,000
Schuylkill County Industrial Development Authority,
Industrial Revenue (M&Q Packing Corp. Project)
2.90% (LOC; PNC Bank)	210,000	[a]	210,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Southmoreland School District, GO Notes
3.56%, 4/1/2006 (Insured; MBIA)	370,000		371,815
Telford Industrial Development Authority,
Revenue (Ridgetop Project)
2.89% (LOC; Bank of America)	4,400,000	[a]	4,400,000
Temple University of Commonwealth System,
College and University Revenue 3.94%, 4/28/2006	5,350,000		5,387,148
Uniontown Area School District, GO Notes
2.83%, 10/1/2005 (Insured; FSA)	630,000		630,022
University of Pittsburgh of the Commonwealth System of
Higher Education, College and University
Revenue 3%, 10/14/2005	7,800,000		7,800,572
Venango County Industrial Development Authority, RRR
CP (Scrubgrass Project):
2.60%, 10/7/2005 (LOC; Dexia Credit Locale)	2,850,000		2,850,000
2.67%, 10/7/2005 (LOC; Dexia Credit Locale)	3,048,000		3,048,000
2.57%, 10/12/2005 (LOC; Dexia Credit Locale)	1,000,000		1,000,000
2.70%, 11/2/2005 (LOC; Dexia Credit Locale)	2,500,000		2,500,000
York Redevelopment Authority, Revenue
2.85% (LOC; M&T Bank)	3,590,000	[a]	3,590,000

Total Investments (cost $186,942,064)	101.0%		186,942,064

Liabilities, Less Cash and Receivables	(1.0%)		(1,920,762)

Net Assets	100.0%		185,021,302

12

Summary of Abbreviations

ACA	American Capital Access	GNMA	Government National Mortgage
AGIC	Asset Guaranty Insurance Company		Association
AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	HR	Hospital Revenue
ARRN	Adjustable Rate Receipt Notes	IDB	Industrial Development Board
BAN	Bond Anticipation Notes	IDC	Industrial Development Corporation
BIGI	Bond Investors Guaranty Insurance	IDR	Industrial Development Revenue
BPA	Bond Purchase Agreement	LOC	Letter of Credit
CGIC	Capital Guaranty Insurance	LOR	Limited Obligation Revenue
	Company	LR	Lease Revenue
CIC	Continental Insurance Company	MBIA	Municipal Bond Investors Assurance
CIFG	CDC Ixis Financial Guaranty		Insurance Corporation
CMAC	Capital Market Assurance	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
COP	Certificate of Participation	PCR	Pollution Control Revenue
CP	Commercial Paper	RAC	Revenue Anticipation Certificates
EDR	Economic Development Revenue	RAN	Revenue Anticipation Notes
EIR	Environmental Improvement	RAW	Revenue Anticipation Warrants
	Revenue	RRR	Resources Recovery Revenue
FGIC	Financial Guaranty Insurance	SAAN	State Aid Anticipation Notes
	Company	SBPA	Standby Bond Purchase Agreement
FHA	Federal Housing Administration	SFHR	Single Family Housing Revenue
FHLB	Federal Home Loan Bank	SFMR	Single Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage	SONYMA	State of New York Mortgage Agency
	Corporation	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	TAN	Tax Anticipation Notes
	Association	TAW	Tax Anticipation Warrants
FSA	Financial Security Assurance	TRAN	Tax and Revenue Anticipation Notes
GAN	Grant Anticipation Notes	XLCA	XL Capital Assurance
GIC	Guaranteed Investment Contract

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%) †

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	76.3
AAA, AA, A [b]		Aaa, Aa, A [b]		AAA, AA, A [b]	8.8
Not Rated [c]		Not Rated [c]		Not Rated [c]	14.9
					100.0

†	Based on total investments.
[a]	Securities payable on demand.Variable interest rate—subject to periodic change.
[b]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[c]	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES September 30, 2005
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	186,942,064	186,942,064
Interest receivable		839,734
Prepaid expenses		11,328
		187,793,126

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		85,314
Cash overdraft due to Custodian		2,601,736
Payable for shares of Beneficial Interest redeemed		20,000
Accrued expenses		64,774
		2,771,824

Net Assets ($)		185,021,302

Composition of Net Assets ($):
Paid-in capital		185,021,302

Net Assets ($)		185,021,302

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		185,021,302
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 15

STATEMENT OF OPERATIONS Year Ended September 30, 2005
Investment Income ($):
Interest Income	2,967,363
Expenses:
Management fee—Note 2(a)	638,929
Shareholder servicing costs—Note 2(b)	69,986
Professional fees	46,733
Custodian fees	18,919
Registration fees	14,971
Prospectus and shareholders' reports	13,280
Trustees' fees and expenses—Note 2(c)	5,357
Miscellaneous	12,025
Total Expenses	820,200
Investment Income—Net	2,147,163

Net Realized Gain on Investments—Note 1(b) ($)	619
Net Increase in Net Assets Resulting from Operations	2,147,782

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005	2004

Operations ($):
Investment income—net	2,147,163	364,993
Net realized gain on investments	619	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,147,782	364,993

Dividends to Shareholders from ($):
Investment income—net	(2,147,163)	(364,993)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	453,154,113	123,227,468
Dividends reinvested	2,096,633	351,014
Cost of shares redeemed	(345,268,308)	(128,041,289)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	109,982,438	(4,462,807)
Total Increase (Decrease) in Net Assets	109,983,057	(4,462,807)

Net Assets ($):
Beginning of Period	75,038,245	79,501,052
End of Period	185,021,302	75,038,245

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended September 30,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.004	.006	.010	.029
Distributions:
Dividends from investment income—net	(.015)	(.004)	(.006)	(.010)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	1.51	.44	.57	1.04	2.95

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64	.71	.73	.71	.65
Ratio of net expenses
to average net assets	.64	.71	.73	.71	.65
Ratio of net investment income
to average net assets	1.68	.44	.57	1.04	2.91

Net Assets, end of period ($ x 1,000)	185,021	75,038	79,501	80,625	94,920

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company.The fund's investment objective is to provide investors with as high a level of current income exempt from federal and Pennsylvania state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

On August 2, 2005, the fund's Board of Trustees approved a change in the fund's fiscal year end from September 30 to November 30.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund's investments.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At September 30, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2005 and September 30, 2004 were all tax exempt income.

At September 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund's average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended September 30, 2005, the fund was charged $37,848 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2005, the fund was charged $24,078 pursuant to the transfer agency agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended September 30, 2005, the fund was charged $2,834 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $78,220, shareholder services plan fees $1,391, chief compliance officer fees $929 and transfer agency per account fees $4,774.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Pennsylvania Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Pennsylvania Municipal Money Market Fund, including the statement of investments, as of September 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund's internal control over financial reporting.Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Pennsylvania Municipal Money Market Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York November 2, 2005

The Fund 23

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended September 30, 2005 as "exempt interest dividends" (not subject to regular federal and, for individuals who are Pennsylvania residents, Pennsylvania personal income taxes).

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on April 18, 2005, the Board considered the re-approval for an annual period of the fund's Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager.The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the fund's distribution channels. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting, and compliance infrastructure.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund's Performance, Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee, and expense ratios and placed significant emphasis on comparisons to a group of comparable funds, and to iMoneyNet and Lipper averages.The Board reviewed the fund's performance, management fee, and total expense ratio within the fund's Comparison Group and against the iMoneyNet averages (with respect to performance) and Lipper category average (with respect to expense ratios), and discussed the results of the comparisons.The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund.The Board members noted that for the 1-year, 3-year, and 5-year time periods, the fund outperformed the Comparison Group and iMoneyNet category averages, but underperformed such averages for the 10-year period.The Board members also discussed the fund's management fee and expense ratio and reviewed the range of management fees and expense ratios for the funds in the Comparison Group.The fund's management fee was at the median among the fees of the Comparison Group funds. The Board noted that the fund's expense ratio was lower than the Comparison Group average but was higher than the Lipper category average. The Board also noted the effect on the expense ratio average of having the "low cost" provider fund included in the Comparison Group.

The Manager's representatives noted that there were no similarly managed mutual funds, institutional separate accounts, or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies (and, as to mutual funds, reported in the same iMoneyNet category) as the fund.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also analyzed where any economies of scale might emerge as assets grow.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund's assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the fund's overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on their discussions and considerations as described above, the Boa d made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund's overall performance.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board recognized that economies of scale may be realized as the fund's assets increase and determined that, to the extent that material economies of scale had not been shared with the fund, the Board would seek to do so.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Azimuth Trust, an institutional asset management firm, Member of Board of Managers and
Advisory Board
• Sunair Electronics, Inc., engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 193
———————
David W. Burke (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84
———————
Samuel Chase (73)
Board Member (1991)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
No. of Portfolios for which Board Member Serves: 15
———————
Gordon J. Davis (64)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 26

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Joni Evans (63)
Board Member (1991)
Principal Occupation During Past 5 Years:
• Senior Vice President of the William Morris Agency
No. of Portfolios for which Board Member Serves: 15
———————
Arnold S. Hiatt (78)
Board Member (1991)
Principal Occupation During Past 5 Years:
• Chairman of The Stride Rite Charitable Foundation
Other Board Memberships and Affiliations:
• Isabella Stewart Gardner Museum,Trustee
• John Merck Fund, a charitable trust,Trustee
• Business for Social Responsibility, Director
• The A.M. Fund,Trustee
No. of Portfolios for which Board Member Serves: 15
———————
Burton N. Wallack (54)
Board Member (1991)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 15
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554`-4611.

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund 31

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, Assistant Treasurer since August 2005.

Senior Accounting Manager – Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 1981.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

For More Information

Dreyfus Pennsylvania	Transfer Agent &
Municipal Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation 0104AR0905

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $29,085 in 2004 and $31,528 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $218,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,668 in 2004 and $2,734 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $59 in 2004 and $49 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $790,824 in 2004 and $761,002 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 29, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 29, 2005

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)